Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 USD ($) $ / shares agreement	Dec. 31, 2021 USD ($)
Disclosure of changes in accounting estimates [line items]
Interest income on loans and receivables | $	$ 0	$ 6,000,000	$ 6,000,000
Amortization expense for agreements with customers | $	295,000,000	219,000,000	213,000,000
Investments in joint ventures | $				$ 0	$ 0
Loss from equity financial asset classified at FVOCI | $	(54,000,000)	(393,000,000)	0
Impairment loss recognised in profit or loss, goodwill | $	$ 0	$ 0	$ 0
Minimum year of service for retirement benefits	10 years
Minimum age to qualify for benefits (age) | $ / shares				60
Glass Bottles
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment, useful live	4 years	3 years
PET Bottles
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment, useful live	1 year 6 months
Mexico
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements				4
Brazil
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements				1
Guatemala
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements				3
Number Of Bottler Agreements Up For Renewal In 2025				1
Number Of Bottler Agreements Up For Renewal In 2028				2
Argentina
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements				1
Venezuela
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements				1
Bottler Agreement
Disclosure of changes in accounting estimates [line items]
Intangible assets renewable term	10 years
Venezuela
Disclosure of changes in accounting estimates [line items]
Loss from equity financial asset classified at FVOCI | $	$ 0